Condensed Consolidated Interim Balance Sheet (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Forfeiture shares, par value (in Dollars per share)
Forfeiture shares, authorized	359,375	359,375
Forfeiture shares, issued	359,375	359,375
Forfeiture shares, outstanding	359,375	359,375
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	110,606,535	107,614,972
Ordinary shares, shares outstanding	101,833,680	106,342,415
Treasury shares at cost	8,125,980	625,682